Securities sold under repurchase agreements and interbank and institutional market funds	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Securities sold under repurchase agreements and interbank and institutional market funds
Note 17 – Securities sold under repurchase agreements and interbank and institutional market funds

a)	Securities sold under repurchase agreements
The table below shows the breakdown of funds:

		12/31/2021			12/31/2020
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Assets pledged as collateral		94,899	81	94,980	45,961	564	46,525
Government securities	95% of CDI to 9.15%	67,060	—	67,060	22,088	—	22,088
Corporate securities	45% of CDI to 100% of CDI	25,676	—	25,676	20,773	—	20,773
Own issue	100.5% of CDI to 16.40%	1	20	21	1,965	20	1,985
Foreign	0.21% to 3.12%	2,162	61	2,223	1,135	544	1,679
Assets received as collateral	8.8% to 9.15%	105,036	—	105,036	151,370	—	151,370
Right to sell or repledge the collateral	0.15% to 10.0%	43,260	9,572	52,832	50,491	24,978	75,469

Total		243,195	9,653	252,848	247,822	25,542	273,364

b)	Interbank market funds

		12/31/2021			12/31/2020
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Financial bills	3.40 to IGPM + 3.95%	20,310	3,749	24,059	21,898	21,691	43,589
Real estate credit bills	2.92% to IPCA + 3.70%	3,628	7,035	10,663	2,600	1,605	4,205
Agribusiness credit bills	2.56% to 12.36%	4,342	9,359	13,701	10,166	4,119	14,285
Guaranteed real estate bills	95% of CDI to IPCA + 6.08%	1,623	29,375	30,998	437	10,592	11,029
Import and export financing	0% to 13.14%	64,274	22,674	86,948	56,148	15,322	71,470
On-lending-domestic	0% to 17%	3,929	6,847	10,776	3,672	7,785	11,457

Total (*)		98,106	79,039	177,145	94,921	61,114	156,035

(*)	Comprises R$ 34,942 (R$ 34,372 at 12/31/2020) pegged to Libor.
Funding for import and export financing represents credit facilities available for financing of imports and exports of Brazilian companies, in general denominated in foreign currency.

c)	Institutional market funds

		12/31/2021			12/31/2020
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt	100% of LIB to IGPM + 4.63%	21,203	53,833	75,036	12,125	62,791	74,916
Foreign loans through securities	(3.17%) to 34.16%	6,560	56,283	62,843	6,636	55,797	62,433
Funding from structured operations certificates (1)	0.3% to IPCA + 4.80%	143	614	757	578	381	959

Total		27,906	110,730	138,636	19,339	118,969	138,308

(1)	The fair value of funding from structured operations certificates issued is R$ 790 (R$ 1,018 at 12/31/2020).

d)	Subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2021	12/31/2020
Subordinated financial bills—BRL
	6	2011	2021	109.25% to 110.5% of CDI	—	14
	2,313	2012	2022	IPCA + 5.15% to 5.83%	6,380	5,484
	20	2012	2022	IGPM + 4.63%	44	38
	2,146	2019	Perpetual	114% of SELIC	2,187	2,143
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	976	963
	50	2019	2028	CDI + 0.72%	55	52
	2,281	2019	2029	CDI + 0.75%	2,502	2,379
	450	2020	2029	CDI + 2%	481	452
	106	2020	2030	IPCA + 4.64%	125	109
	1,556	2020	2030	CDI + 2%	1,664	1,562
	5,488	2021	2031	CDI + 2%	5,651	—
				Total	20,065	13,196
Subordinated euronotes—USD
	1,000	2010	2021	5.75%	—	5,361
	1,042	2011	2021	5.75% to 6.2%	—	3,891
	550	2012	2021	6.2%	—	2,858
	2,592	2012	2022	5.5% to 5.65%	14,742	13,839
	1,858	2012	2023	5.13%	10,432	9,762
	1,250	2017	Perpetual	6.13%	6,997	6,510
	750	2018	Perpetual	6.5%	4,262	3,967
	750	2019	2029	4.5%	4,205	3,915
	700	2020	Perpetual	4.6%	3,967	3,696
	500	2021	2031	3.9%	2,804	—
				Total	47,409	53,799
Subordinated bonds—CLP
	27,776	1997	2022	7.45% to 8.30%	36	74
	180,351	2008	2033	3.50% to 4.92%	1,423	1,515
	97,962	2009	2035	4.75%	1,079	1,135
	1,060,250	2010	2032	4.35%	106	111
	1,060,250	2010	2035	3.90% to 3.96%	244	255
	1,060,250	2010	2036	4.48%	1,160	885
	1,060,250	2010	2038	3.9%	845	1,215
	1,060,250	2010	2040	4.15% to 4.29%	651	682
	1,060,250	2010	2042	4.45%	317	332
	57,168	2014	2034	3.8%	414	434
				Total	6,275	6,638
Subordinated bonds—COP
	104,000	2013	2023	IPC + 2%	145	160
	146,000	2013	2028	IPC + 2%	203	224
	648,171	2014	2024	LIB	939	899
				Total	1,287	1,283

Total					75,036	74,916